Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 36,580	$ 625,068	$ 97,757	$ 891,513	$ 891,513		$ 1,116,219
Revenue - related party	3,200	3,563	10,575	6,571	6,571		5,759
Total Revenue	39,780	628,631	108,332	898,084	898,084		1,121,978
Cost of revenue	9,761	544,898	27,685	752,496	726,252		866,559
Gross profit	30,019	83,733	80,647	145,588	171,832		255,419
Operation Expenses:
Compensation - officers	30,000	30,000	60,000	60,000	120,000		121,385
Research and development	56,771	55,453	107,789	109,929	208,238		201,899
Professional fees	513,736	41,797	563,897	69,777	107,899		142,955
General and administrative	135,874	60,673	205,037	123,582	255,531		256,210
Total Operating Expenses	736,381	187,923	936,723	363,289	691,668		722,449
Loss from Operations	(706,362)	(104,190)	(856,076)	(217,701)	(519,836)		(467,030)
Other Income (Expense):
Interest expense, net	(388,901)	20	(443,020)	53	(105,830)		91
Other income	0	0	0	4,763	0		588
Other expense					(1)		(588)
Total other expense	(388,901)	20	(443,020)	4,816	(105,831)		91
Loss before income taxes	(1,095,263)	(104,170)	(1,299,096)	(212,885)	(625,667)		(466,939)
Tax expense	15	800	15	800	694		495
Net Loss	$ (1,095,278)	$ (104,970)	$ (1,299,111)	$ (213,685)	$ (626,361)		$ (467,434)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	34,641,405	34,574,706	34,417,219	34,574,706	34,574,706		34,574,706
Net loss per common share - Basic and Diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.01)	$ (.02)	[1]	$ (0.01)	[1]

[1]	* Denotes a loss of less than $(0.01) per share